Unaudited Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 3,942,129	$ 6,659,142	$ 22,981,324
Restricted cash		1,952,653	5,208,063
Short term investment	29,098,513	18,535,354	2,818,068
Notes receivable	16,464,334	22,736,700	27,135,249
Accounts receivable, net	21,551,378	15,796,423	16,483,533
Inventories, net	23,860,032	23,378,090	24,596,795
Advance to suppliers	1,523,765	1,810,157	288,578
Prepayments and other current assets	1,468,681	1,542,743	53,204
Total Current Assets	98,991,426	92,646,759	99,790,741
Non-current asset
Property, plant, equipment and construction in progress, net	12,283,577	13,140,534	13,698,997
Land use rights, net	3,287,991	3,269,999	3,448,505
Intangible assets	33,803	89,959	189,620
Deferred tax assets	437,287	426,485	256,556
Right-of-use assets	1,241,342	1,624,290	2,125,542
Fixed deposit	6,906,766	4,130,514	9,916,308
Other non-current assets	243,077	247,655	1,050,698
Total non-current assets	24,433,843	22,929,436	30,686,226
TOTAL ASSETS	123,425,269	115,576,195	130,476,967
Current Liabilities
Short-term bank loans			3,042,296
Notes payable-bank acceptance notes	14,295,547	19,366,241	36,712,562
Accounts payable	27,657,142	23,102,944	25,272,528
Taxes payables	2,061,033	1,200,681	758,307
Customer deposits	297,185	328,873	137,985
Other current liabilities	2,484,741	3,985,008	2,281,507
Lease liabilities	549,338	516,673	487,695
Total current liabilities	51,177,235	57,537,963	72,524,516
Non-current liabilities
Lease liabilities	751,953	1,167,941	1,684,614
Deferred revenue	1,122,256	1,263,180	1,529,831
Warrant liability	521,838	2,338,223	4,084,605
Total non-current liabilities	2,396,047	4,769,344	7,299,050
TOTAL LIABILITIES	53,573,282	62,307,307	79,823,566
COMMITMENTS AND CONTINGENCIES
Shareholders’ equity
Ordinary shares, value
Additional paid-in capital	34,423,805	27,470,361	30,286,560
Statutory reserves	3,842,331	3,842,331	3,842,331
Retained earnings	39,113,142	32,602,105	18,535,133
Accumulated other comprehensive loss	(1,958,966)	(3,707,100)	(2,583,794)
Total shareholders’ equity attributed to Greenland Technologies Holding Corporation and subsidiaries	75,420,312	60,207,697	50,080,230
Non-controlling interest	(5,568,325)	(6,938,809)	573,171
TOTAL SHAREHOLDERS’ EQUITY	69,851,987	53,268,888	50,653,401
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	123,425,269	115,576,195	130,476,967
Related Party
Current assets
Due from related parties-current, net	1,082,594	235,497	225,927
Current Liabilities
Due to related parties	$ 3,832,249	$ 9,037,543	$ 3,831,636